CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 110,745	$ 101,491	$ 58,534
Change in unrealized gains on marketable securities:
Unrealized (loss) gains arising during the period, net of tax	4,095	(590)	664
Gains reclassified into earnings, net of tax	(1,309)	294
Other comprehensive income, net of tax	2,786	(296)	664
Comprehensive income	$ 113,531	$ 101,195	$ 59,198